SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits	$ 5,033,000		$ 6,139,000	$ 5,033,000	$ 2,433,000	$ 862,000
Tax provision			$ 63,000	$ 252,000	$ 377,000
Warrants to purchase ordinary shares excluded from computation of diluted loss per share			92,821,000	381,643,000	333,038,000
Social Capital Member
Unrecognized tax benefits	0	$ 0		$ 0
Unrecognized tax benefits, interest and penalties accrued	0	0		$ 0
Tax provision	$ 0	$ 0
Warrants to purchase ordinary shares excluded from computation of diluted loss per share		19,933,333